Deposit for Investment	12 Months Ended
Dec. 31, 2022
Deposit For Investment [Abstract]
Deposit for investment
8.	Deposit for investment

On August 16, 2019, the Company signed a Share Purchase Agreement (“2019 SPA”) with Huasheng Group Limited (the “Huasheng”), an unrelated third party to the Company. Pursuant to the SPA, Huasheng agreed to sell and the Company agreed to buy 100% of the equity interests of Fujian Yingfu Integrated circuit Co., Ltd. (“Yingfu” or the “Target Company”), which is a wholly owned subsidiary of Huasheng. The total consideration is approximately $28.7 million (RMB 200 million). The Company paid approximately $14.3 million (RMB 100 million) to Huasheng in 2019 and $8.6 million (RMB 60 million) in the March to May, 2020 as the deposit for the investment according to the SPA. Huasheng is requested to pay 8% of the deposit received as interest to the Company if the transaction is not consummated by June 30, 2020.

The 2019 SPA was terminated later based on mutual agreement of all parties and a new share purchase agreement (“2020 SPA”) has been entered into on December 18, 2020. Pursuant to the 2020 SPA, the Company will buy a newly established subsidiary of Yingfu with a land use right for the same consideration. The deposit for the 2020 SPA is approximately $14.3 million (RMB 100 million). As a result, approximately $8.6 million (RMB 60 million) from the initial payment made has been returned to the Company in December 2020. Additionally, pursuant to the 2020 SPA, any party who unilaterally terminates the agreement shall pay the other party a breakage fee in the amount of approximately $3.1 million (RMB 20 million) and Huasheng agreed to make interest payment of approximately $1.2 million (approximately RMB 8.36 million) to the Company before December 31, 2020 based on the term stated in SPA 2019 and is requested to pay 8% of the deposit received as interest to the Company if the transaction is not consummated by December 15, 2021. The interest payment was received in full by the Company on December 29, 2020.

Due to the delay of the government’s approval on this transaction involved with the land use right, the 2020 SPA agreement expired in December 2021. A new agreement (“2021 SPA”) has been entered into to replace the 2020 SPA on December 31, 2021. There were no other changes for the consideration nor the deposit. Moreover, Huasheng agreed to make an interest payment of RMB 8 million (approximately $1.2 million) before January 30, 2022 based on the term stated in SPA 2020 and is requested to pay 8% of the deposit received payable to the Company if the transaction is not consummated by December 15, 2022. The Company received the interest of approximately $1.2 million (RMB 8.0 million) on January 19, 2022.

On December 23, 2022, a new agreement (“2022 SPA”) has been entered into to replace the 2021 SPA, which expired on the same date. There are no other changes for the consideration nor the deposit, expect that Yingfu agreed to make an interest payment of RMB 8 million (approximately $1.2 million) before March 15, 2023 based on the term stated in SPA 2021 and is requested to pay 6% of the deposit received as interest to the Company if the transaction is not consummated by December 15, 2023. The Company received the interest of approximately $1.2 million (RMB 8.0 million) on February 15, 2023.

Interest income has been recorded by the Company for the years ended December 31, 2022, 2021 and 2020. This transaction is still pending for the government’s approval as of the issuance date of this report. Huasheng has performed its obligations according to the 2021 SPA and there is no evidence of impairment noted by the Company as of December 31, 2022 and 2021. As of December 31, 2022 and 2021, the deposit for investment was approximately $14.4 million and $15.7 million (RMB100 million, difference due to exchange rates), respectively. Upon the completion of this investment, the Company plans to expand its transportation business and build up more logistic stations.